PRUDENTIAL FLEXGUARD NEW YORK
FLEXIBLE PREMIUM DEFERRED INDEX-LINKED AND VARIABLE ANNUITY (“B SERIES”)
Issued by
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated July 24, 2026
To
Updating Summary Prospectus dated May 1, 2026
This Supplement should be read in conjunction with the current Updating Summary Prospectus (the “Prospectus”) for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the statutory prospectus and Statement of Additional Information.
This Supplement describes certain changes to your Prospectus that are effective immediately.
1.
Important Information You Should Consider About the Annuity, “Restrictions” Section:
Under the “Are there any Restrictions on Contract Benefits?” subsection, the restriction is restated as follows:
Are there any Restrictions on Contract Benefits?
Yes.
●
We reserve the right to limit the use of the Performance Lock feature for certain Index Strategies.
●
We may discontinue the use of this feature for future Performance Lock requests at any time.
●
Withdrawals may significantly reduce the Death Benefit, perhaps by more than the amount withdrawn.
Certain Contract Benefits may not be available through certain financial intermediaries. See Appendix E, “Financial Intermediary Variations” and the Cover Page of the statutory prospectus for additional information. For more information on the benefits under the Contract, please refer to the “Benefits Available Under the Contract” and “Performance Lock” sections of the statutory prospectus.

2.
Appendix A – Investment Options Available Under the Contract:
a.
All references to “Minimum Participate Rate” are restated as “Minimum Participation Rate”.
b.
The paragraph immediately preceding the table with the indices is restated as follows:
See “Description of Insurance Company, Registered Separate Account, and Investment Options” in the statutory prospectus for a description of the Index Strategies’ features. See “Charges and Adjustments” in the statutory prospectus for more information about Interim Value adjustments.

If you have any questions, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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